GOODWILL (Tables)	12 Months Ended
Dec. 31, 2019
GOODWILL
Summary of change in the net carrying amount of goodwill

	Russia	Moscow
	Convergent	Fixed Line	Ukraine	Other	Total
Balance at January 1, 2018
Gross amount of goodwill	30,247	1,164	87	7,765	39,263
Accumulated impairment loss	(1,466)	—	—	(3,516)	(4,982)
	28,781	1,164	87	4,249	34,281
Acquisitions (Note 4)	1,877	213	—	2,512	4,602
Impairment	—	—	—	(524)	(524)
Currency translation adjustment	—	—	19	729	748
Balance at December 31, 2018
Gross amount of goodwill	32,124	1,377	106	11,006	44,613
Accumulated impairment loss	(1,466)	—	—	(4,040)	(5,506)
	30,658	1,377	106	6,966	39,107
Acquisitions (Note 4)	105	—	—	—	105
Reclassification	41	(41)	—	—	—
Disposal of VF Ukraine (Note 10)	—	—	(114)	—	(114)
Currency translation adjustment	—	—	8	(431)	(423)
Balance at December 31, 2019
Gross amount of goodwill	32,270	1,336	—	10,575	44,181
Accumulated impairment loss	(1,466)	—	—	(4,040)	(5,506)
	30,804	1,336	—	6,535	38,675